SCHEDULE OF CASH FLOW AND EXPENSE INFORMATION RELATED TO OPERATING LEASES (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Leases
Operating cashflows used in operating lease	$ 27,965	$ 218,130	$ 225,293	$ 235,604
Right-of-use assets obtained in exchange for new operating lease				461,624
Operating lease expense	$ 28,772	$ 224,422	$ 244,824	$ 243,006